SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)	121 Months Ended
Dec. 31, 2019
Quarterly Financial Information Disclosure [Abstract]
SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)
17.	SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)

Presented below is a summary of the unaudited quarterly financial information for the years ended December 31, 2019 and 2018 (in thousands, except per share amounts):

	2019
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Revenues	$21,911	$21,689	$25,282	$24,276
Net income (loss)	$17,460	$(6,301)	$2,290	$(28,630)
Net income (loss) attributable to common stockholders	$16,781	$(6,249)	$772	$(28,586)
Net income (loss) per common share, basic and diluted	$0.25	$(0.09)	$0.01	$(0.43)
Distributions declared per common share	$0.009	$0.009	$0.009	$—

	2018
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Revenues	$19,636	$25,290	$27,156	$23,705
Net income (loss)	$(23,702)	$9,993	$36,421	$10,612
Net income (loss) attributable to common stockholders	$(23,681)	$10,036	$36,497	$10,694
Net income (loss) per common share, basic and diluted	$(0.38)	$0.16	$0.67	$0.19
Distributions declared per common share	$0.016	$0.016	$0.016	$2.950